UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
 (Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
 (Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
 (Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2018 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 77.3%
Banks - 3.4%
Associated Banc-Corp	11,000	$273,350
Comerica	1,900	182,267
Kearny Financial	15,400	200,200
Opus Bank	8,600	240,800
		896,617
Consumer Discretionary - 2.2%
Lowe's Companies	6,600	579,150
Consumer Staples - 12.2%
Campbell Soup	4,100	177,571
Coca-Cola	15,125	656,879
Colgate-Palmolive	7,900	566,272
Mondelez International, Class A	13,250	552,922
Nestle	6,300	498,333
Tootsie Roll Industries	16,107	474,355
Walgreens Boots Alliance	5,150	337,171
		3,263,503
Diversified Financial Services - 3.7%
Invesco	7,800	249,678
Leucadia National	10,300	234,119
T. Rowe Price Group	4,800	518,256
		1,002,053
Energy - 6.0%
Hess	11,600	587,192
Imperial Oil	4,300	113,879
Noble Energy	15,363	465,499
Suncor Energy	12,900	445,566
		1,612,136
Healthcare - 9.3%
Abbott Laboratories	12,600	754,992
AstraZeneca - ADR	14,000	489,580
GlaxoSmithKline - ADR	5,650	220,745
Johnson & Johnson	4,725	605,509
Merck & Co.	7,600	413,972
		2,484,798
Industrials - 2.2%
Eaton	7,450	595,330
Information Technology - 8.1%
FARO Technologies *	6,400	373,760
FLIR Systems	14,950	747,649
Microsoft	6,700	611,509
Paychex	3,000	184,770
Science Applications International	3,200	252,160
		2,169,848
Insurance - 21.2%
Aflac	10,400	455,104
Arch Capital Group *	3,250	278,167
Axis Capital Holdings	5,000	287,850
Berkshire Hathaway, Class B *	3,250	648,310
Brown & Brown	31,400	798,816
Cincinnati Financial	3,200	237,632
First American Financial	9,775	573,597
Hanover Insurance Group	2,000	235,780
Hartford Financial Services Group	15,300	788,256
Loews	9,100	452,543
RenaissanceRe Holdings	4,739	656,399
Selective Insurance Group	4,450	270,115
		5,682,569

Paper & Forest Products - 4.0%
Domtar	15,251	648,778
Louisiana-Pacific	14,800	425,796
		1,074,574
Real Estate - 3.1%
Four Corners Property Trust	20,248	467,526
Howard Hughes *	2,500	347,825
		815,351
Telecommunication Services - 1.9%
Telephone & Data Systems	17,875	501,036
Total Common Stocks
(Cost $16,264,602)		20,676,965
	Par
CONVERTIBLE BONDS - 16.0%
Consumer Discretionary - 2.5%
Shutterfly
0.250%, 05/15/2018	$523,000	658,810
Industrials - 2.2%
Chart Industries
1.000%, 11/15/2024	511,000	598,352
Information Technology - 6.5%
Akamai Technologies
0.000%, 02/15/2019	580,000	594,848
Synaptics
0.500%, 06/15/2022	368,500	347,542
Verint Systems
1.500%, 06/01/2021	810,000	788,543
		1,730,933
Metals & Mining - 1.8%
RTI International
1.625%, 10/15/2019	460,000	483,355
Real Estate - 3.0%
Forestar Group
3.750%, 03/01/2020	825,000	818,807
Total Convertible Bonds
(Cost $4,087,633)		4,290,257

CORPORATE BONDS - 4.2%
Consumer Staples - 1.0%
CVS Health
2.250%, 08/12/2019	263,000	260,369
Healthcare - 1.3%
Amgen
2.200%, 05/22/2019	350,000	347,795
Telecommunication Services - 1.9%
Verizon Communications
3.500%, 11/01/2021	500,000	503,937
Total Corporate Bonds
(Cost $1,119,399)		1,112,101
	Shares
SHORT-TERM INVESTMENT - 4.3%
Invesco Treasury Portfolio, 1.568% ^
(Cost $1,162,494)	1,162,494	1,162,494

Total Investments - 101.8%
(Cost $22,634,128)		27,241,817
Other Assets and Liabilities, Net - (1.8)%		(475,500)
Total Net Assets - 100.0%		$26,766,317

* Non-income producing security
ADR - American Depositary Receipt
^ The rate shown is the annualized seven-day yield effective as of March 31, 2018.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,676,965	$-	$-	$20,676,965
Convertible Bonds	-	4,290,257	-	4,290,257
Corporate Bonds	-	1,112,101	-	1,112,101
Short-Term Investment	1,162,494	-	-	1,162,494
Total Investments	$21,839,459	$5,402,358	$-	$27,241,817

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments March 31, 2018 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 93.3%
Banks - 20.4%
Associated Banc-Corp	31,800	$790,230
Bank of N.T. Butterfield & Son	42,300	1,898,424
Beneficial Bancorp	94,500	1,469,475
Blue Hills Bancorp	42,500	886,125
BSB Bancorp *	10,680	326,808
Central Pacific Financial	43,800	1,246,548
Central Valley Community Bancorp	31,200	610,272
Citigroup	13,870	936,225
Clifton Bancorp	13,372	209,272
Comerica	7,100	681,103
First Connecticut Bancorp	34,700	888,320
HomeTrust Bancshares *	99,500	2,591,975
Kearny Financial	99,100	1,288,300
KeyCorp	126,600	2,475,030
OceanFirst Financial	33,400	893,450
Opus Bank	37,700	1,055,600
Oritani Financial	20,950	321,582
PCSB Financial *	67,300	1,411,954
SI Financial Group	51,200	737,280
Union Bankshares	6,200	227,602
Waterstone Financial	82,100	1,420,330
Western New England Bancorp	144,735	1,541,428
		23,907,333
Consumer Discretionary - 7.4%
Del Frisco's Restaurant Group *	173,200	2,641,300
Habit Restaurants *	82,100	722,480
Home Depot	11,900	2,121,056
Hyatt Hotels, Class A	16,600	1,265,916
Noodles & Company *	135,204	1,020,790
Ruth's Hospitality Group	38,800	948,660
		8,720,202
Consumer Staples - 8.2%
Carlsberg A/S, Class B	6,100	725,725
Church & Dwight	37,000	1,863,320
Coca-Cola	25,300	1,098,779

Colgate-Palmolive	15,200	1,089,536
Mondelez International, Class A	36,400	1,518,972
Nestle	24,200	1,914,230
Tootsie Roll Industries	48,759	1,435,958
		9,646,520
Diversified Financial Services - 8.7%
Federated Investors, Class B	98,100	3,276,540
Franklin Resources	40,900	1,418,412
Invesco	48,100	1,539,681
Leucadia National	50,500	1,147,865
T. Rowe Price Group	26,700	2,882,799
		10,265,297
Energy - 3.3%
Hess	35,100	1,776,762
Imperial Oil	19,400	513,780
Noble Energy	53,600	1,624,080
		3,914,622
Healthcare - 6.2%
AstraZeneca - ADR	25,400	888,238
GlaxoSmithKline - ADR	24,500	957,215
Haemonetics *	15,000	1,097,400
Invacare	27,400	476,760
Medtronic	12,700	1,018,794
Merck & Co.	30,148	1,642,162
Patterson Companies	55,550	1,234,876
		7,315,445
Industrials - 3.1%
CIRCOR International	22,400	955,584
Landstar System	13,100	1,436,415
Powell Industries	45,700	1,226,588
		3,618,587
Information Technology - 9.9%
FARO Technologies *	24,400	1,424,960
FLIR Systems	49,800	2,490,498
Maxim Integrated Products	18,300	1,102,026
Microsoft	26,600	2,427,782
Paychex	26,000	1,601,340
Synopsys *	6,700	557,708
VeriSign *	9,900	1,173,744
Xilinx	12,300	888,552
		11,666,610
Insurance - 22.8%
Arch Capital Group *	9,200	787,428
Axis Capital Holdings	22,300	1,283,811
Brown & Brown	174,600	4,441,824
Cincinnati Financial	24,200	1,797,092
Hanover Insurance Group	20,000	2,357,800
Hartford Financial Services Group	25,500	1,313,760
Hiscox	84,715	1,730,527
Lancashire Holdings	167,900	1,366,266
Primerica	14,900	1,439,340
RenaissanceRe Holdings	22,600	3,130,326
Safety Insurance Group	7,400	568,690
Selective Insurance Group	23,600	1,432,520
Torchmark	35,600	2,996,452
White Mountains Insurance Group	2,640	2,171,453
		26,817,289

Metals & Mining - 1.8%
Kinross Gold *	79,800	315,210
Newmont Mining	44,900	1,754,243
Victoria Gold *	96,500	27,020
		2,096,473
Paper & Forest Products - 0.5%
Domtar	12,300	523,242
Real Estate - 1.0%
Cousins Properties	130,892	1,136,143
Total Common Stocks
(Cost $87,600,653)		109,627,763
	Par
CONVERTIBLE BOND - 0.4%
Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020
(Cost $460,434)	$450,000	446,622

SHORT-TERM INVESTMENT - 5.8%	Shares
Invesco Treasury Portfolio, 1.568% ^
(Cost $6,881,648)	6,881,648	6,881,648

Total Investments - 99.5%
(Cost $94,942,735)		116,956,033
Other Assets and Liabilites, Net - 0.5%		581,533
Total Net Assets - 100.0%		$117,537,566

* Non-income producing security
ADR - American Depositary Receipt
^ The rate shown is the annualized seven-day yield effective as of March 31, 2018.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$109,627,763	$-	$-	$109,627,763
Convertible Bond	-	446,622	-	446,622
Short-Term Investment	6,881,648	-	-	6,881,648
Total Investments	$116,509,411	$446,622	$-	$116,956,033

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date              5/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date            5/24/2018

By (Signature and Title)/s/ Peter N. Perugini
Peter N. Perugini, Treasurer

Date             5/24/2018